Retirement Plans - Deferred Compensation Plan (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, Postretirement Benefits
Bonus plan compensation expense			$ 3,994	$ 4,323
Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits
Deferred Compensation Arrangement with Individual, Postretirement Benefits
Bonus plan compensation expense	$ (115)	$ 304	$ 408	$ (75)